Consolidated Statements of Opeations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 92,907,172	$ 242,395,556	$ 36,709,931
Cost of revenues	(88,278,140)	(195,807,066)	(30,112,363)
Gross profit	4,629,032	46,588,490	6,597,568
Operating expenses
Selling, general & administrative expenses	13,870,634	30,395,048	1,607,393
Research and development expenses			36,317
Total operating expenses	13,870,634	30,395,048	1,643,710
(Expenses)/Income from operations	(9,241,602)	16,193,442	4,953,858
Other income/(expenses)
Other income	106,202	118,265	47,167
Other expenses	(487,919)	(491,299)	(43,171)
Total other (expenses)/income	(381,717)	(373,034)	3,996
(Loss)/Income before provision of income taxes	(9,623,319)	15,820,408	4,957,854
Provision for income taxes benefit/(expenses)	2,184,039	(4,344,769)	(1,406,159)
Net (loss)/income	(7,439,280)	11,475,639	3,551,695
Other comprehensive (loss)/income
Foreign currency translation adjustment	(3,571,930)	(6,578,195)	169,472
Total comprehensive (loss)/income	$ (11,011,210)	$ 4,897,444	$ 3,721,167
(Loss)/Earnings per common share
Basic (in Dollars per share)	$ (0.31)	$ 0.47	$ 0.17
Diluted (in Dollars per share)	$ (0.31)	$ 0.47	$ 0.17
Weighted average Class A ordinary shares outstanding, basic (in Shares)	24,254,842	24,254,842	21,491,291
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	24,254,842	24,254,842	21,511,469